Annual Fund Operating Expenses	Mar. 27, 2026
Copeland SMID Cap Dividend Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.62%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	1.20%
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.53%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.43%)	[1]
Net Expenses (as a percentage of Assets)	0.95%
Copeland Dividend Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class A shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.93%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.93%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.73%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.20%	[3]
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class C shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.92%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	2.67%
Fee Waiver or Reimbursement	(0.72%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.95%	[3]
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class I shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.92%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	1.02%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.72%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.05%	[3]
Copeland International Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	16.84%
Expenses (as a percentage of Assets)	17.87%
Fee Waiver or Reimbursement	(16.64%)	[4]
Net Expenses (as a percentage of Assets)	1.23%
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	17.48%
Expenses (as a percentage of Assets)	18.26%
Fee Waiver or Reimbursement	(17.28%)	[4]
Net Expenses (as a percentage of Assets)	0.98%

[1]	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% of the daily average net asset value of Class A shares and 0.95% of the daily average net asset value of Class I shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.
[2]	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% of the daily average net asset value of Class A shares, 1.95% of the daily average net asset value of Class C shares and 1.05% of the daily average net asset value of Class I shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.
[3]	The Fee Waiver and/or Expense Reimbursement and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated and differ from the ratios of net expenses to average net assets given in the Fund’s annual report, which does not reflect the current expenses of the Fund.
[4]	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.23% or 0.98% of the daily average net asset value of Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.